Note 3 - Discontinued Operations (Details Textual) - USD ($)			12 Months Ended
		Oct. 09, 2018	Mar. 31, 2021	Mar. 31, 2020
Pension Termination [Member]
Disposal Group, Including Discontinued Operation, Restructuriing Charge				$ (902,000)
Modesto Facility [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total		$ 63,326,000
Disposal Group, Including Discontinued Operation, Revenue, Percent		15.00%
Disposal Group, Including Discontinued Operation, Restructuriing Charge	[1]		$ 0	$ (1,150,000)

[1]	Includes $902,000 credit for pension termination in fiscal 2020. Includes $3,746,000 of Modesto severance in fiscal 2019.